Property and Equipment	12 Months Ended
Jan. 29, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of (in thousands):

	January 29, 2011	January 30, 2010	Estimated Useful Lives (In Years)
Buildings and improvements	$26,240	$29,181	Lesser of useful life or lease term
Furniture and fixtures	21,687	20,473	5-7
Machinery and equipment	3,915	4,467	5-7

	51,842	54,121
Less:
Accumulated depreciation	(23,792)	(18,239)

	$28,050	$35,882

Depreciation and amortization expense on property and equipment for fiscal 2010 and fiscal 2009 was $8.1 million and $8.7 million, respectively which included depreciation expense relating to building and equipment under capital leases of $0.5 and $0.6 million, respectively. Accumulated depreciation for building and equipment under capital leases was $1.3 million as of January 29, 2011 and $0.8 million at January 30, 2010. Net assets under capital leases were $3.1 million and $3.5 million at January 29, 2011 and January 30, 2010, respectively.

During fiscal 2010 and 2009, the Company recorded non-cash impairment charges of approximately $2.2 million and $2.3 million, respectively, to reduce the net carrying value of certain retail store assets (primarily leasehold improvements) to their estimated fair value, which was determined based on discounted expected future cash flows. Lower than expected operating cash flow performance relative to the affected assets and the impact of the current economic environment on their projected future results of operations indicated that the carrying value of the related long-lived assets were not recoverable. The Company also recorded a non-cash impairment charge of $0.8 million on a building under a capital lease during the fourth quarter of fiscal 2010 due to a change in anticipated sublease revenue. These asset impairment charges are included in asset impairment in the accompanying consolidated statements of operations.

See Note 11 for further discussion of capital leases.